THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

Lincoln National Variable Annuity Account C
Multi-Fund®
Multi-Fund® 5
Multi-Fund® Select

Lincoln National Variable Annuity Account L
Group Variable Annuity

Lincoln Life Variable Annuity Account Q
Multi-Fund® Group

Supplement dated August 16, 2010 to the Prospectus dated May 1, 2010

This Supplement outlines an immediate change to an additional service offered under your annuity contract. All other provisions outlined in your prospectus, as supplemented, remain unchanged. This Supplement is for informational purposes and requires no action on your part.

The following information is a revision to the Additional Services paragraph under The Contracts section of your prospectus:

Effective immediately, all contractowners/partcipants may participate in the earnings sweep service. This service may be called cross-reinvestment or account sweep in your prospectus. The earnings sweep service allows you to keep a designated amount in one subaccount or the fixed account (if available), and automatically transfer the excess to other subaccounts of your choice at specific intervals. This service is further described in the Additional Services section of your prospectus and in the Statement of Additional Information. In order to take advantage of this service, please request and complete the appropriate election form that is available from our Home Office or from your registered representative.

Please retain this Supplement for future reference.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

Lincoln National Variable Annuity Account C
Multi-Fund®
Multi-Fund® 5
Multi-Fund® Select

Lincoln National Variable Annuity Account L
Group Variable Annuity

Lincoln Life Variable Annuity Account Q
Multi-Fund® Group

Supplement dated August 16, 2010 to the
Statement of Additional Information dated May 1, 2010

This Supplement outlines an immediate change to an additional service offered under your annuity contract. All other provisions outlined in the Statement of Additional Information remain unchanged. This Supplement is for informational purposes and requires no action on your part.

The following information is a revision to the Additional Services section of Statement of Additional Information:

Effective immediately, all contractowners/ partcipants may participate in the earnings sweep service. This service may be called cross-reinvestment or account sweep in your prospectus. The earnings sweep service allows you to keep a designated amount in one subaccount or the fixed account (if applicable), and automatically transfer the excess to other subaccounts of your choice at specific intervals. This service is further described in the Additional Services section of your prospectus and in the Statement of Additional Information. In order to take advantage of this service, please request and complete the appropriate election form that is available from our Home Office or from your registered representative.

Please retain this Supplement for future reference.